INCOME TAXES (Details 1) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Non-capital loss carry forwards	$ 3,115	$ 2,969
Mineral properties	(3,033)	(2,379)
Mineral property investments	(82)	(590)
Total	$ 0	$ 0